Share-Based Payments	6 Months Ended
Jun. 30, 2023
Share-Based Payments
Share-based payments
9.	Share-based payments

a)	Equity settled share-based payment arrangements

Prior to 2016, InflaRx GmbH granted options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:

Number of share options	2023	2022
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	148,433	148,433
thereof vested	148,433	148,433

Under the terms and conditions of the share option plan 2016, InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s ordinary shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:

Number of share options	2023	2022
Outstanding as of January 1,	888,632	888,632
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	888,632	888,632
thereof vested	888,632	888,632

InflaRx also granted share options under the 2017 LTIP subsequently to its IPO in November 2017. The total number of share options granted during the six months ended June 30, 2023 under the 2017 LTIP was as follows:

Number of share options	2023	2022
Total number of options outstanding as of January 1,	4,985,523	3,170,046
Granted during the six months ended June 30,	1,567,250	1,561,666
Exercised during the six months ended June 30,	105,327	—
Forfeited during the six months ended June 30,	—	(117,259)
Outstanding as of June 30,	6,447,446	4,614,453
thereof vested	4,788,759	3,306,162

The number of share options granted during the six months ended June 30, 2023 under the 2017 LTIP was as follows:

Share options granted 2023	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)

January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3,61	0.9203	€3.32	$4.19	1.35	4.50	3.820%
	1,567,250

Of the 1,567,250 options granted in the six months ended June 30, 2023 (ended June 30, 2022: 1,561,666), 1,246,000 options (June 30, 2022: 1,362,500) were granted to members of the executive management or Board of Directors.

Expected dividends are nil for all share options listed above.

b)	Share-based payment expense recognized

For the six months ended June 30, 2023, the Company has recognized €2.2 million (ended June 30, 2022: €4.7 million) of share-based payment expense/(benefit) in the statements of operations and comprehensive loss.

None of the share-based payment awards were dilutive in determining earnings per share due to the Group’s loss position.

c)	Share options exercised

During the six months ended June 30, 2023, 105,327 shares (ended June 30, 2022: 0) were issued upon the exercise of share options, resulting in proceeds to the Company in the amount of €98 thousand (ended June 30, 2022: 0). All share options exercised during the six months ended June 30, 2023 were granted under the 2017 LTIP.